INSURANCE CONTRACTS - Movement in Unearned Premium Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts [Abstract]
Unearned premium reserves, beginning of year	$ 1,625	$ 0
Acquisitions through business combinations	0	1,603
Premiums written during the year	744	26
Premiums earned during the year	(521)	(28)
Foreign currency translation	41	24
Unearned premium reserves, end of year	$ 1,889	$ 1,625